Document and Entity Information	Jan. 16, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 16, 2026
Entity Registrant Name	HIGHLAND OPPORTUNITIES & INCOME FUND
Entity Incorporation State Country Code	MA
Entity File Number	811-23268
Entity Tax Identification Number	45-6245636
Entity Address Address Line 1	300 Crescent Court
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75201
City Area Code	866
Local Phone Number	351-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001710680
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares
Trading Symbol	HFRO
Security Exchange Name	NYSE
5.375% Series A Cumulative Preferred Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.375% Series A Cumulative Preferred Shares
Trading Symbol	HFRO Pr A
Security Exchange Name	NYSE
5.375% Series B Cumulative Preferred Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.375% Series B Cumulative Preferred Shares
Trading Symbol	HFRO Pr B
Security Exchange Name	NYSE